Transfers of financial assets and servicing assets - Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 515,307	$ 466,943
Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	508,071	458,758
Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	332,207	347,396
Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	175,864	111,362
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	7,236	8,185
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	508,071	458,758
Level 2 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	508,071	458,758
Level 2 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	332,207	347,396
Level 2 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	175,864	111,362
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	7,236	8,185
Level 3 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 7,236	$ 8,185